Filed Pursuant to Rule 497(e)
                                               1933 Act Registration No. 2-66885



                          SUPPLEMENT DATED MAY 17, 1999
                TO THE JOINT STATEMENT OF ADDITIONAL INFORMATION
                              DATED AUGUST 1, 1998
                                       OF
         IAI GROWTH FUND (A PORTFOLIO OF IAI INVESTMENT FUNDS II, INC.)
        IAI REGIONAL FUND (A PORTFOLIO OF IAI INVESTMENT FUNDS IV, INC.)
  IAI CAPITAL APPRECIATION FUND (A PORTFOLIO OF IAI INVESTMENT FUNDS VI, INC.)
     IAI EMERGING GROWTH FUND (A PORTFOLIO OF IAI INVESTMENT FUNDS VI, INC.)
      IAI MIDCAP GROWTH FUND (A PORTFOLIO OF IAI INVESTMENT FUNDS VI, INC.) IAI GROWTH AND INCOME FUND (A PORTFOLIO OF IAI INVESTMENT FUNDS VII, INC.)
         IAI VALUE FUND (A PORTFOLIO OF IAI INVESTMENT FUNDS VIII, INC.)


                       Supplement to page 14 (Management)


            The following supplements the disclosure concerning the directors and executive officers of the Fund:

Name and Address           Age          Position      Principal Occupation(s) During Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
Julian "Bing" Carlin        63            Vice        Senior Vice President of IAI since 1999.  Mr. Carlin also manages private
601 Second Avenue South                President,     client portfolios at Carlin Capital Management, where he has worked since
P.O. Box 357                              IAI         1996.  Prior to that, Mr. Carlin was a Senior Vice President
Minneapolis, MN 55402                   Regional      of IAI and managed IAI Regional Fund since its inception in 1980.
                                          Fund